BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	10,000	10,000
Common stock, issued	1,000	1,000
Common stock, outstanding	1,000	1,000